Advances to suppliers net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Advances to suppliers	$ 56,430,354	$ 122,127,761
Less: Allowance for doubtful accounts	(10,125,650)	0
Advances to suppliers, net	46,304,704	122,127,761
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	23,470,221	33,994,029
Jingning Liannong Trading Co., Ltd
Advances to suppliers	16,092,973	24,023,751
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	16,848,007	18,579,142
Zhongjin Boda (Hangzhou) Industrial Co., Ltd
Advances to suppliers	0	24,224,806
Ningbo Runcai Supply Chain Management Co., Ltd
Advances to suppliers	0	21,214,781
Others
Advances to suppliers	$ 19,153	$ 91,252